Note 6 - Capital Transactions (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2021	Jul. 12, 2019	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Jul. 18, 2021	Apr. 01, 2020	Jul. 11, 2019
Proceeds from Warrant Exercises				$ 62,660	$ 151,202	$ 1,075,396	$ 1,274,790
Brokerage Fees for Issuance of Common Stock and Warrants				6,266	0
Induced Dividend from Warrant Exercises				$ 0	$ 0	$ 0	$ 0
Exercise of Warrants for Stock, Shares (in shares)							17,563,000
Subsequent Event [Member]
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)	$ 0.03
Proceeds from Warrant Exercises	$ 50,160
Minimum [Member]
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)						$ 0.030	$ 0.035
Maximum [Member]
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)						$ 0.035	$ 0.10
Warrants Issued to Investors in Private Placements [Member]
Class of Warrant or Right, Exercises in Period (in shares)		9,449,750	8,113,250	2,088,667		35,798,809
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)				$ 0.03
Proceeds from Warrant Exercises		$ 850,478	$ 307,249	$ 56,394		$ 968,023
Brokerage Fees for Issuance of Common Stock and Warrants		$ 94,498	22,566	6,266		107,373
Induced Dividend from Warrant Exercises			$ 32,215	163,016		$ 1,591,080
Class of Warrant or Right, Exercised During Period, Intrinsic Value				62,660
Class of Warrant or Right, Issued During Period, Fair Value				$ 100,356
Exercise of Warrants for Stock, Shares (in shares)				2,088,667
Warrants Issued to Investors in Private Placements [Member] | Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 0.10
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)								1
Warrants and Rights Outstanding, Term (Year)								3 years
Warrants Issued to Investors in Private Placements [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.03						$ 0.03	$ 0.65
Warrants Issued to Investors in Private Placements [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 5						$ 0.05	$ 0.30